Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2015
Regulatory Capital Requirements [Abstract]
Quantitative Measures Established by Regulation to Ensure Capital Adequacy Minimum Amounts and Ratios
To be categorized as well capitalized, the Bank must maintain minimum total risk based, Tier 1 risk based, and Tier 1 leverage ratios as set forth in the following tables.

	Actual		For Capital Adequacy Purposes		To be Well- Capitalized Under Prompt Corrective Action Provisions
Parke Bancorp, Inc.	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2015	(Amounts in thousands except ratios)
Total Risk Based Capital	$135,258	17.24%	$62,777	8%	N/A	N/A
(to Risk Weighted Assets)
Tier 1 Capital	$125,371	15.98%	$31,389	4%	N/A	N/A
(to Risk Weighted Assets)
Tier 1 Capital Common Equity	$92,371	11.77%	$31,389	4%	N/A	N/A
(to Risk Weighted Assets)
Tier 1 Capital	$125,371	14.69%	$34,133	4%	N/A	N/A
(to Average Assets)
As of December 31, 2014
Total Risk Based Capital	$123,539	17.23%	$57,367	8%	N/A	N/A
(to Risk Weighted Assets)
Tier 1 Capital	$114,593	15.98%	$28,684	4%	N/A	N/A
(to Risk Weighted Assets)
Tier 1 Capital	$114,593	14.12%	$32,460	4%	N/A	N/A
(to Average Assets)
Parke Bank
As of December 31, 2015
Total Risk Based Capital	$134,415	17.13%	$62,777	8%	$78,471	10%
(to Risk Weighted Assets)
Tier 1 Capital	$124,528	15.87%	$31,388	4%	$47,082	6%
(to Risk Weighted Assets)
Tier 1 Capital Common Equity	$124,528	15.87%	$31,388	4%	$47,082	6%
(to Risk Weighted Assets)
Tier 1 Capital	$124,528	14.59%	$34,133	4%	$42,666	5%
(to Average Assets)
As of December 31, 2014
Total Risk Based Capital	$123,609	17.22%	$57,426	8%	$71,783	10%
(to Risk Weighted Assets)
Tier 1 Capital	$114,664	15.97%	$28,713	4%	$43,070	6%
(to Risk Weighted Assets)
Tier 1 Capital	$114,664	14.27%	$32,150	4%	$40,188	5%
(to Average Assets)